Performance Management	Jul. 28, 2026
Schwab Target 2010 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 8.97% Q2 2020
Worst Quarter: (8.49%) Q2 2022
Year-to-date performance (before taxes) as of 6/30/26: 4.56%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2010 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2010 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2010 Passive Composite Index(2)
Target 2010 Passive Composite Index(2) | Average Annual Return, Percent	[2]		11.27%	4.42%	5.72%	[1]
Target 2010 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2010 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2010 Index Fund | Average Annual Return, Percent			11.17%	4.35%	5.64%	[1]
Schwab Target 2010 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2010 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2010 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			9.59%	3.21%	4.71%	[1]
Schwab Target 2010 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2010 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2010 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.85%	2.94%	4.11%	[1]
Schwab Target 2010 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2010 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 23.5% Dow Jones U.S. Large Cap Total Stock Market Index, 1.3% Dow Jones U.S. Small Cap Total Stock Market Index, 7.3% FTSE Developed ex US Index (Net), 2.4% Dow Jones Equity All REIT Capped Index, 7.0% Bloomberg US Treasury 1-3 Year Index, 48.7% Bloomberg US Aggregate Bond Index, 6.6% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 3.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2010 Index Fund | Schwab Target 2010 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	4.56%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2015 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 9.46% Q2 2020
Worst Quarter: (8.97%) Q2 2022
Year-to-date performance (before taxes) as of 6/30/26: 5.19%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2015 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2015 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2015 Passive Composite Index(2)
Target 2015 Passive Composite Index(2) | Average Annual Return, Percent	[2]		11.88%	4.82%	6.04%	[1]
Target 2015 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2015 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2015 Index Fund | Average Annual Return, Percent			11.88%	4.76%	5.95%	[1]
Schwab Target 2015 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2015 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2015 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			10.25%	3.64%	5.02%	[1]
Schwab Target 2015 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2015 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2015 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.37%	3.28%	4.38%	[1]
Schwab Target 2015 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2015 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 26.1% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small Cap Total Stock Market Index, 8.6% FTSE Developed ex US Index (Net), 2.7% Dow Jones Equity All REIT Capped Index, 6.5% Bloomberg US Treasury 1-3 Year Index, 45.8% Bloomberg US Aggregate Bond Index, 6.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 2.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2015 Index Fund | Schwab Target 2015 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	5.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.97%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2020 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 9.79% Q2 2020
Worst Quarter: (9.15%) Q2 2022
Year-to-date performance (before taxes) as of 6/30/26: 5.55%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2020 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2020 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2020 Passive Composite Index(2)
Target 2020 Passive Composite Index(2) | Average Annual Return, Percent	[2]		12.31%	5.09%	6.51%	[1]
Target 2020 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2020 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2020 Index Fund | Average Annual Return, Percent			12.23%	5.03%	6.44%	[1]
Schwab Target 2020 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2020 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2020 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			10.35%	3.83%	5.49%	[1]
Schwab Target 2020 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2020 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2020 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.83%	3.51%	4.81%	[1]
Schwab Target 2020 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2020 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 27.7% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small Cap Total Stock Market Index, 9.6% FTSE Developed ex US Index (Net), 2.9% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Treasury 1-3 Year Index, 43.8% Bloomberg US Aggregate Bond Index, 5.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 2.3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2020 Index Fund | Schwab Target 2020 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	5.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2025 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 12.09% Q2 2020
Worst Quarter: (11.36%) Q1 2020
Year-to-date performance (before taxes) as of 6/30/26: 5.86%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2025 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2025 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2025 Passive Composite Index(2)
Target 2025 Passive Composite Index(2) | Average Annual Return, Percent	[2]		12.69%	5.73%	7.42%	[1]
Target 2025 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2025 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2025 Index Fund | Average Annual Return, Percent			12.60%	5.63%	7.33%	[1]
Schwab Target 2025 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2025 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2025 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			10.81%	4.59%	6.48%	[1]
Schwab Target 2025 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2025 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2025 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.00%	4.04%	5.60%	[1]
Schwab Target 2025 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2025 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 28.7% Dow Jones U.S. Large Cap Total Stock Market Index, 1.8% Dow Jones U.S. Small Cap Total Stock Market Index, 10.4% FTSE Developed ex US Index (Net), 3.1% Dow Jones Equity All REIT Capped Index, 5.9% Bloomberg US Treasury 1-3 Year Index, 42.5% Bloomberg US Aggregate Bond Index, 5.6% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2025 Index Fund | Schwab Target 2025 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	5.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2030 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 13.90% Q2 2020
Worst Quarter: (13.95%) Q1 2020
Year-to-date performance (before taxes) as of 6/30/26: 7.44%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2030 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2030 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2030 Passive Composite Index(2)
Target 2030 Passive Composite Index(2) | Average Annual Return, Percent	[2]		14.85%	7.07%	8.53%	[1]
Target 2030 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2030 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2030 Index Fund | Average Annual Return, Percent			14.82%	7.01%	8.46%	[1]
Schwab Target 2030 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2030 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2030 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			13.86%	6.25%	7.77%	[1]
Schwab Target 2030 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2030 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2030 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.96%	5.23%	6.61%	[1]
Schwab Target 2030 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2030 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 36.2% Dow Jones U.S. Large Cap Total Stock Market Index, 2.7% Dow Jones U.S. Small Cap Total Stock Market Index, 14.1% FTSE Developed ex US Index (Net), 1.9% FTSE Emerging Index (Net), 3.9% Dow Jones Equity All REIT Capped Index, 2.8% Bloomberg US Treasury 1-3 Year Index, 34.8% Bloomberg US Aggregate Bond Index, 2.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 1.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2030 Index Fund | Schwab Target 2030 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	7.44%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2035 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 15.17% Q2 2020
Worst Quarter: (15.88%) Q1 2020
Year-to-date performance (before taxes) as of 6/30/26: 8.78%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2035 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2035 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2035 Passive Composite Index(2)
Target 2035 Passive Composite Index(2) | Average Annual Return, Percent	[2]		16.42%	8.05%	9.36%	[1]
Target 2035 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2035 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2035 Index Fund | Average Annual Return, Percent			16.40%	7.99%	9.28%	[1]
Schwab Target 2035 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2035 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2035 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			15.57%	7.32%	8.64%	[1]
Schwab Target 2035 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2035 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2035 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.93%	6.08%	7.35%	[1]
Schwab Target 2035 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2035 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 41.6% Dow Jones U.S. Large Cap Total Stock Market Index, 3.4% Dow Jones U.S. Small Cap Total Stock Market Index, 17.1% FTSE Developed ex US Index (Net), 3.0% FTSE Emerging Index (Net), 4.5% Dow Jones Equity All REIT Capped Index, 1.2% Bloomberg US Treasury 1-3 Year Index, 27.4% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2035 Index Fund | Schwab Target 2035 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	8.78%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2040 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 16.26% Q2 2020
Worst Quarter: (17.61%) Q1 2020
Year-to-date performance (before taxes) as of 6/30/26: 9.93%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2040 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2040 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2040 Passive Composite Index(2)
Target 2040 Passive Composite Index(2) | Average Annual Return, Percent	[2]		17.64%	8.84%	10.03%	[1]
Target 2040 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2040 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2040 Index Fund | Average Annual Return, Percent			17.57%	8.77%	9.94%	[1]
Schwab Target 2040 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2040 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2040 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			16.79%	8.14%	9.34%	[1]
Schwab Target 2040 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2040 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2040 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.66%	6.74%	7.95%	[1]
Schwab Target 2040 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2040 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 45.4% Dow Jones U.S. Large Cap Total Stock Market Index, 4.3% Dow Jones U.S. Small Cap Total Stock Market Index, 19.4% FTSE Developed ex US Index (Net), 4.0% FTSE Emerging Index (Net), 4.9% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg US Treasury 1-3 Year Index, 20.4% Bloomberg US Aggregate Bond Index, and 1.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2040 Index Fund | Schwab Target 2040 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	9.93%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(17.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2045 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 17.21% Q2 2020
Worst Quarter: (19.14%) Q1 2020
Year-to-date performance (before taxes) as of 6/30/26: 10.86%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2045 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2045 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2045 Passive Composite Index(2)
Target 2045 Passive Composite Index(2) | Average Annual Return, Percent	[2]		18.67%	9.50%	10.57%	[1]
Target 2045 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2045 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2045 Index Fund | Average Annual Return, Percent			18.65%	9.44%	10.48%	[1]
Schwab Target 2045 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2045 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2045 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			17.95%	8.87%	9.91%	[1]
Schwab Target 2045 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2045 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2045 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.33%	7.33%	8.44%	[1]
Schwab Target 2045 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2045 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 48.3% Dow Jones U.S. Large Cap Total Stock Market Index, 5.1% Dow Jones U.S. Small Cap Total Stock Market Index, 21.3% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 5.3% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 13.7% Bloomberg US Aggregate Bond Index, and 0.8% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2045 Index Fund | Schwab Target 2045 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	10.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2050 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 17.78% Q2 2020
Worst Quarter: (20.02%) Q1 2020
Year-to-date performance (before taxes) as of 6/30/26: 11.62%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2050 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2050 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2050 Passive Composite Index(2)
Target 2050 Passive Composite Index(2) | Average Annual Return, Percent	[2]		19.44%	9.92%	10.89%	[1]
Target 2050 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2050 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2050 Index Fund | Average Annual Return, Percent			19.43%	9.86%	10.79%	[1]
Schwab Target 2050 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2050 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2050 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			18.78%	9.31%	10.25%	[1]
Schwab Target 2050 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2050 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2050 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.81%	7.69%	8.73%	[1]
Schwab Target 2050 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2050 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 50.1% Dow Jones U.S. Large Cap Total Stock Market Index, 5.8% Dow Jones U.S. Small Cap Total Stock Market Index, 22.8% FTSE Developed ex US Index (Net), 5.9% FTSE Emerging Index (Net), 5.5% Dow Jones Equity All REIT Capped Index, 9.2% Bloomberg US Aggregate Bond Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2050 Index Fund | Schwab Target 2050 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	11.62%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2055 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 18.30% Q2 2020
Worst Quarter: (20.66%) Q1 2020
Year-to-date performance (before taxes) as of 6/30/26: 12.02%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2055 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2055 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2055 Passive Composite Index(2)
Target 2055 Passive Composite Index(2) | Average Annual Return, Percent	[2]		19.88%	10.16%	11.11%	[1]
Target 2055 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2055 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2055 Index Fund | Average Annual Return, Percent			19.90%	10.12%	11.02%	[1]
Schwab Target 2055 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2055 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2055 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			19.28%	9.59%	10.48%	[1]
Schwab Target 2055 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2055 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2055 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.10%	7.91%	8.94%	[1]
Schwab Target 2055 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2055 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 51.1% Dow Jones U.S. Large Cap Total Stock Market Index, 6.2% Dow Jones U.S. Small Cap Total Stock Market Index, 23.7% FTSE Developed ex US Index (Net), 6.5% FTSE Emerging Index (Net), 5.6% Dow Jones Equity All REIT Capped Index, 6.5% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2055 Index Fund | Schwab Target 2055 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	12.02%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2060 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 18.58% Q2 2020
Worst Quarter: (21.21%) Q1 2020
Year-to-date performance (before taxes) as of 6/30/26: 12.32%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2060 Index Fund			12 Months Ended	60 Months Ended	112 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	13.07%	14.33%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date					Aug. 25, 2016
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.54%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date					Aug. 25, 2016
Target 2060 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2060 Passive Composite Index(2)
Target 2060 Passive Composite Index(2) | Average Annual Return, Percent	[2]		20.18%	10.37%	11.26%	[1]
Target 2060 Passive Composite Index(2) | Performance Inception Date					Aug. 25, 2016
Schwab Target 2060 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2060 Index Fund | Average Annual Return, Percent			20.19%	10.32%	11.16%	[1]
Schwab Target 2060 Index Fund | Performance Inception Date					Aug. 25, 2016
Schwab Target 2060 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2060 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			19.59%	9.80%	10.63%	[1]
Schwab Target 2060 Index Fund | After Taxes on Distributions | Performance Inception Date					Aug. 25, 2016
Schwab Target 2060 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2060 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.28%	8.09%	9.07%	[1]
Schwab Target 2060 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date					Aug. 25, 2016
[1]	Since inception August 25, 2016.
[2]

The Target 2060 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2025, the composite is derived using the following portion allocations: 51.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.5% Dow Jones U.S. Small Cap Total Stock Market Index, 24.2% FTSE Developed ex US Index (Net), 6.9% FTSE Emerging Index (Net), 5.7% Dow Jones Equity All REIT Capped Index, 4.5% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2060 Index Fund | Schwab Target 2060 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	12.32%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2065 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a passive composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 11.77% Q4 2023
Worst Quarter: (14.78%) Q2 2022
Year-to-date performance (before taxes) as of 6/30/26: 12.59%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Target 2065 Index Fund			12 Months Ended	58 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent			17.05%	12.78%	[1]
Dow Jones U.S. Total Stock Market Index | Performance Inception Date				Feb. 25, 2021
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	0.25%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date				Feb. 25, 2021
Target 2065 Passive Composite Index(2) | Average Annual Return, Label [Optional Text]		Target 2065 Passive Composite Index(2)
Target 2065 Passive Composite Index(2) | Average Annual Return, Percent	[2]		20.48%	10.01%	[1]
Target 2065 Passive Composite Index(2) | Performance Inception Date				Feb. 25, 2021
Schwab Target 2065 Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Target 2065 Index Fund | Average Annual Return, Percent			20.48%	10.04%	[1]
Schwab Target 2065 Index Fund | Performance Inception Date				Feb. 25, 2021
Schwab Target 2065 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Target 2065 Index Fund | After Taxes on Distributions | Average Annual Return, Percent			19.90%	9.58%	[1]
Schwab Target 2065 Index Fund | After Taxes on Distributions | Performance Inception Date				Feb. 25, 2021
Schwab Target 2065 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Target 2065 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.45%	7.87%	[1]
Schwab Target 2065 Index Fund | After Taxes on Distributions and Sales | Performance Inception Date				Feb. 25, 2021
[1]	Since inception February 25, 2021.
[2]

The Target 2065 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 52.3% Dow Jones U.S. Large Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 24.8% FTSE Developed ex US Index (Net), 7.3% FTSE Emerging Index (Net), 5.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2065 Index Fund | Schwab Target 2065 Index Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	12.59%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.77%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Target 2070 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, once available, please see www.schwabassetmanagement.com/prospectus.

Performance One Year or Less [Text]	Because the fund has not completed a full calendar year of operations, no performance figures are given.
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus